Schedule Of Segment Reporting Information By Segment Quarter (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales of goods	€ 14,767	€ 17,009	€ 12,399
Sales of RPPs & leases	3,922	3,988	4,508
Sales of spare parts and services	5,375	5,021	5,365
Total sales	24,065	26,018	22,272
Other Revenue, Net	15	47	20
Total revenues	24,080	26,065	22,292
Total cost of sales	14,761	15,632	13,435
Gross profit	9,319	10,433	8,857
Research and development expenses	2,595	2,659	2,436
Selling and marketing expenses	6,279	6,620	5,874
General and administrative expenses	3,200	3,185	3,044
Loss from operations	(2,755)	(2,030)	(2,497)
Total assets	26,874	30,444
Capital expenditures	758	600	871
Long-lived assets	4,434	4,913	5,498
Goodwill	2,412	2,412
Urology Devices and Services (UDS) [Member]
Sales of goods	13,020	15,126	10,957
Sales of RPPs & leases	1,588	1,293	1,238
Sales of spare parts and services	4,344	4,015	4,212
Total net sales		20,433	16,407
Total revenues	18,952	20,433	16,407
Total cost of sales	12,271	12,723	10,815
Gross profit	6,681	7,710	5,592
Research and development expenses	525	746	792
Selling and marketing expenses	4,692	4,794	3,865
General and administrative expenses	963	1,014	813
Total expenses	(6,179)	(6,554)	(5,471)
Loss from operations	502	1,156	122
Total assets	18,303	20,894	21,309
Capital expenditures	720	539	760
Long-lived assets	2,981	3,129	3,391
Goodwill	1,767	1,767	1,767
FDA [Member]
Research and development expenses	973	992	694
General and administrative expenses	165	97	79
Total expenses	(1,138)	(1,089)	(773)
Loss from operations	(1,138)	(1,089)	(773)
Total assets	110	162	268
Long-lived assets		64	9
EDAP TMS (Corporate) [Member]
Selling and marketing expenses			41
General and administrative expenses	1,415	1,352	1,547
Total expenses	(1,415)	(1,352)	(1,588)
Loss from operations	(1,415)	(1,352)	(1,588)
Total assets	1,692	2,071	2,984
Capital expenditures		39	27
Long-lived assets	202	217	150
High Intensity Focused Ultrasound (HIFU) [Member]
Sales of goods	1,747	1,884	1,442
Sales of RPPs & leases	2,335	2,695	3,270
Sales of spare parts and services	1,031	1,006	1,153
Total net sales		5,585	5,865
Other Revenue, Net	15	47	20
Total revenues	5,128	5,632	5,885
Total cost of sales	2,490	2,909	2,621
Gross profit	2,638	2,723	3,264
Research and development expenses	1,097	920	950
Selling and marketing expenses	1,587	1,825	1,968
General and administrative expenses	657	723	604
Total expenses	(3,342)	(3,468)	(3,521)
Loss from operations	(704)	(746)	(257)
Total assets	6,769	7,316	7,677
Capital expenditures	38	22	84
Long-lived assets	1,251	1,504	1,948
Goodwill	€ 645		€ 645